Consolidated Balance sheets (Parenthetical) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible notes, net discount	$ 138,836	$ 126,839	$ 18,070	$ 135,900
Preferred stock, shares authorized	10,000,000	10,000,000		10,000,000
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares outstanding	94,572,767	94,572,767		88,512,767
Revision of Prior Period, Adjustment [Member]
Loans payable net discount			$ 23,094	$ 0
Convertible notes, net discount	$ 138,836	$ 126,839	$ 18,070	$ 0
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	94,572,767	94,572,767	88,572,767	88,512,767
Common stock, shares outstanding	94,572,767	94,572,767	88,572,767	88,512,767
Common stock share to be issued	46,667	46,667
Loans Payable [Member]
Loans payable net discount	$ 0	$ 0	$ 23,904